Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
REVENUE
Total revenue	$ 64	$ 639	$ 71	$ 885	$ 871
COST OF REVENUE
Total cost of revenue	11		12
Gross margin	53	639	59	885
OPERATING COSTS AND EXPENSES
Operating costs, excluding depreciation	509	461	1,109	2,075	3,533
Selling, general and administrative expenses, excluding depreciation	2,197	2,945	4,474	4,628	9,042	9,513
Reimbursable expense		639		885	871
Amortization of intangible assets	269	269	538	538	1,076	1,076
Depreciation	504	396	1,002	562	1,552	3
Operating loss	(3,426)	(4,071)	(7,064)	(7,803)	(15,203)	(10,592)
Bad debt expense					(502)
Excess fair value of warrants over private placement proceeds				(659)	(1,040)
Gain/(Loss) on warrants modification	(2,444)		(2,444)
Change in fair value of warrant liability	8,848	20,788	14,171	15,521	13,229	2,082
Net loss before income tax provision	2,978	16,717	4,663	7,059	(3,516)	(8,510)
Provision for income taxes
Net loss and comprehensive loss	2,978	16,717	4,663	7,059	$ (3,516)	$ (8,510)
OTHER COMPREHENSIVE INCOME
Other income			3
Comprehensive income	$ 2,978	$ 16,717	$ 4,666	$ 7,059
Net loss per share, basic	$ 0.01	$ 0.07	$ 0.02	$ 0.03	$ (0.01)	$ (0.04)
Net loss per share, diluted	$ 0.01	$ 0.07	$ 0.02	$ 0.03	$ (0.01)	$ (0.04)
Weighted average shares outstanding, basic	286,976	242,742	279,059	233,978	238,431	204,216
Weighted average shares outstanding, diluted	291,632	246,284	284,140	242,639	238,431	204,216
Service [Member]
REVENUE
Total revenue	$ 64		$ 71
COST OF REVENUE
Total cost of revenue	11		12
Reimbursable [Member]
REVENUE
Total revenue		$ 639		$ 885